Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Account Hedging and for Trading Purposes (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 3,673,591	$ 2,938,034
Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	3,673,591	2,938,034
Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	433,863	504,276
Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	775,122	769,072
Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	2,463,249	1,662,363
Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	271	1,758
Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,086	565
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,753,318	27,353,040
Up to three months [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,773,751	14,794,795
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,913,739	11,622,926
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	335,192	182,481
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,509,633	2,939,069
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,434	31,482
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,753	18,837
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,910,724	23,611,250
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,168,819	11,465,156
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,989,333	4,440,565
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	953,275	831,635
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,205,021	6,101,205
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,404	51,810
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,786	39,941
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,915,083	75,628,987
More than 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,820,728	36,443,670
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	935,565	830,870
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,480,516	6,249,881
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 27,404,647	29,362,545
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 374